1. ORGANIZATION, BACKGROUND, AND BASIS OF PRESENTATION (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Working capital			$ (11,600)
Accumulated deficit	$ (137,506)		(138,533)	$ (127,558)
Net Loss	$ 1,082	$ (107)	(10,696)	(3,970)
Stockholders deficit			$ (19,402)	$ (9,266)	$ (5,562)